LEASE LIABILITIES (Details Textual) - Lease liabilities [member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 0	$ 24,000